Assets Contributed	12 Months Ended
Apr. 30, 2015
Assets Contributed [Abstract]
ASSETS CONTRIBUTED

NOTE 4 – ASSETS CONTRIBUTED

On December 23, 2013, a shareholder of the Company, Magnolia Lane Financial, Inc. entered into three separate LLC Membership Interest Purchase and Sale Agreements for the acquisition of two limited liability companies; Grove Realty Partners, LLC and Walker Partners, LLC. Pursuant to the Membership Interest Purchase and Sale Agreements, Magnolia Lane Financial, Inc. acquired 100% of the equity interests in Grove Realty Partners, LLC and Walker Partners, LLC.

Each of the entities acquired hold commercial real estate properties. More specifically,

●	Grove Realty Partners, LLC holds a single commercial property located at 7 Grove St., Topsfield, Massachusetts.

●	Walker Partners, LLC holds a single commercial property located at 58 Main St., Topsfield, Massachusetts.

Subsequent to the Membership Interest Purchase described above, on January 16, 2014, the Company entered into an LLC Membership Interest Purchase and Sale Agreement with Magnolia Lane Financial, Inc. Pursuant to the Agreement, Magnolia Lane Financial, Inc. contributed all rights, title and interest of Magnolia Lane Financial to the Company for total consideration of $3,000.

Because of the related party nature of this transaction, the Company recorded this as a contribution of capital. Assets and liabilities contributed were recorded at their carrying amounts at the date of the transfer. The results of operations included in the financial statements are reported as though the contribution had occurred on May 12, 2013, which is the date that common control was first established among the related parties.

The Company recorded the contribution at carrying value. The net of $2,472,178 in assets contributed and $2,317,469 in liabilities assumed was recorded as a contribution of capital to the Company in the amount of $154,709.

Cash	$13,730
Cash – escrow	6,023
Accounts receivable	15,050
Related Party note receivable	10,000
Real property, net	2,427,375
Deferred tax asset	458,324
Valuation allowance on deferred tax asset	(458,324)
Assets contributed	$2,472,178
Security deposits	(3,528)
Mortgage notes payable	(2,313,941)
Liabilities assumed	$(2,317,469)

Net assets contributed	$154,709